Schedule of Reclassification from Accumulated Other Comprehensive Income into Net Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011
Net realized gain (loss) on securities
Gain on settlement of real estate securities	$ 14,629	$ 64,778
Loss on settlement of real estate securities	4,433	9,192
Net unrealized gains (losses) on securities	82,788		(2,585)
Net realized gain (loss) on derivatives designated as cash flow hedges
Gain (loss) recognized upon de-designation	9,101	(1,240)
Hedge ineffectiveness	483	580
Gain (loss) of termination of derivative instruments		(3,279)
Net unrealized gains (losses) on derivatives designated as cash flow hedges	5,303	42,786
Other Comprehensive Income (Loss) Recognized in Net Income
Net realized gain (loss) on securities
Impairment	(18,923)
Gain on settlement of real estate securities	14,629
Loss on settlement of real estate securities	(4,433)
Net unrealized gains (losses) on securities	(8,727)
Impairment	Other-than-temporary impairment on securities, net of portion of other-than-temporary impairment on securities recognized in other comprehensive income
Gain on settlement of real estate securities	Gain (loss) on settlement of investments, net
Loss on settlement of real estate securities	Gain (loss) on settlement of investments, net
Net realized gain (loss) on derivatives designated as cash flow hedges
Gain (loss) recognized upon de-designation	(7,036)
Hedge ineffectiveness	483
Amortization of deferred gain (loss)	1,250
Gain (loss) of termination of derivative instruments
Net unrealized gains (losses) on derivatives designated as cash flow hedges	(5,303)
Gain (loss) recognized upon de-designation	Other income (loss)
Hedge ineffectiveness	Other income (loss)
Amortization of deferred gain (loss)	Interest Expense
Gain (loss) of termination of derivative instruments	Gain (loss) on settlement of investments, net
Total reclassifications	$ (14,030)